Loans and Accounts Receivable From Customers - Summary of Movements in Loan Portfolio (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Beginning balance		$ 20,143,785
Commercial loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	$ 0	0
New financial assets originated or purchased	136,559	110,022
Financial assets that have been derecognized	(114,655)	(120,684)
Foreign exchange and other movements	20,589	7,018
Allowance for loan losses	545,199	484,707	$ 488,535
Mortgages loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	3,481	3,621
Financial assets that have been derecognized	(5,501)	(5,901)
Foreign exchange and other movements	855	360
Allowance for loan losses	78,501	66,117	60,471
Consumer loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	142,760
Financial assets that have been derecognized	(79,163)
Foreign exchange and other movements	4,346
Allowance for loan losses	256,417	217,296
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	21,482,490	20,382,605
- Charge-offs	(173,272)	(145,813)
New financial assets originated or purchased	7,343,332	6,328,440
Financial assets that have been derecognized	(6,055,454)	(5,314,115)
Foreign exchange and other movements	537,718	231,373
Balances as of December 31, 2018	23,134,814	21,482,490
Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	14,366,900	13,716,546
- Charge-offs	(98,686)	(71,739)
New financial assets originated or purchased	5,446,411	4,695,766
Financial assets that have been derecognized	(4,763,904)	(4,179,168)
Foreign exchange and other movements	509,823	205,495
Balances as of December 31, 2018	15,460,544	14,366,900
IFRS9 [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	282,800	221,176
Financial assets that have been derecognized	(199,319)	(193,074)
Foreign exchange and other movements	37,787	9,977
Allowance for loan losses	880,117	768,120	$ 740,573
Net carrying amount	22,254,697	20,714,370
IFRS9 [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Net carrying amount	14,915,345	13,882,193
IFRS9 [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Net carrying amount	4,797,540	4,379,710
IFRS9 [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Net carrying amount	2,541,812	2,452,467
IFRS9 [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	21,482,490
Balances as of December 31, 2018	23,134,814	21,482,490
IFRS9 [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	14,366,900
Balances as of December 31, 2018	15,460,544	14,366,900
IFRS9 [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	4,445,827
Balances as of December 31, 2018	4,876,041	4,445,827
IFRS9 [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	2,669,763
Balances as of December 31, 2018	2,798,229	2,669,763
IFRS9 [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	880,117	768,120
IFRS9 [member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	545,199	484,707
IFRS9 [member] | Allowances for loan losses [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	78,501	66,117
IFRS9 [member] | Allowances for loan losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	$ 256,417	$ 217,296